INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Haitong Banco De Investimento Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	20.00%	20.00%
Shareholding interest with voting rights	20.00%	20.00%
Investment carrying amount	R$ 105,766	R$ 110,666
Associates and joint ventures current assets	4,294,581	3,942,918
Associates and joint ventures non - current assets	2,198,375	2,532,418
Associates and joint ventures current liabilities	4,276,354	3,540,598
Associates and joint ventures non - current liabilities	1,689,663	2,382,666
Share of profit (loss) of associates and jointly controlled entities	(5,296)
Revenue	331,786	524,945
Associates and joint ventures net income (loss) for the year	R$ (27,237)	2,500
Equity in net income (loss)		R$ 500
Tecnologia Bancaria S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	24.55%	24.55%
Shareholding interest with voting rights	24.32%	24.55%
Investment carrying amount	R$ 237,568	R$ 234,418
Associates and joint ventures current assets	964,701	792,287
Associates and joint ventures non - current assets	2,300,906	2,126,537
Associates and joint ventures current liabilities	1,182,701	882,585
Associates and joint ventures non - current liabilities	1,106,646	1,080,496
Share of profit (loss) of associates and jointly controlled entities	3,149
Revenue	2,875,219	2,905,617
Associates and joint ventures net income (loss) for the year	R$ 12,828	70,567
Equity in net income (loss)		R$ 14,928
Swiss Re Corporate Solutions Brasil [Member]
IfrsStatementLineItems [Line Items]
Equity interest	40.00%	40.00%
Shareholding interest with voting rights	40.00%	40.00%
Investment carrying amount	R$ 549,669	R$ 427,295
Associates and joint ventures current assets	3,156,150	3,090,774
Associates and joint ventures non - current assets	1,721,943	1,454,859
Associates and joint ventures current liabilities	3,387,628	3,450,969
Associates and joint ventures non - current liabilities	361,839	278,095
Share of profit (loss) of associates and jointly controlled entities	62,163
Revenue	1,843,974	2,556,993
Associates and joint ventures net income (loss) for the year	R$ 155,409	27,725
Equity in net income (loss)		R$ 11,090
Gestora De Inteligencia De Credito S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	16.82%	21.02%
Shareholding interest with voting rights	16.00%	21.02%
Investment carrying amount	R$ 61,073	R$ 23,613
Associates and joint ventures current assets	153,360	380,640
Associates and joint ventures non - current assets	1,092,648	1,103,210
Associates and joint ventures current liabilities	269,606	433,538
Associates and joint ventures non - current liabilities	613,865	677,412
Share of profit (loss) of associates and jointly controlled entities	(7,066)
Revenue	284,062	233,953
Associates and joint ventures net income (loss) for the year	(38,572)	(79,456)
Equity in net income (loss)		(17,697)
Companies Other [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	7,234,917	6,720,922
Share of profit (loss) of associates and jointly controlled entities	1,160,949
Equity in net income (loss)		708,065
Total Investments In Associates [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	8,188,993	7,516,914
Share of profit (loss) of associates and jointly controlled entities	R$ 1,213,899
Equity in net income (loss)		R$ 716,886
Elo Participacoes S A [Member]
IfrsStatementLineItems [Line Items]
Equity interest	50.01%	50.01%
Shareholding interest with voting rights	50.01%	50.01%
Investment carrying amount	R$ 1,427,847	R$ 1,453,599
Associates and joint ventures current assets	1,023,779	1,030,474
Associates and joint ventures non - current assets	2,627,543	2,235,890
Associates and joint ventures current liabilities	563,008	461,727
Associates and joint ventures non - current liabilities	103,084	164,576
Share of profit (loss) of associates and jointly controlled entities	887,782
Revenue	(77,119)	(64,130)
Associates and joint ventures net income (loss) for the year	1,757,753	3,266,364
Equity in net income (loss)		639,040
Total Investments In Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	1,427,847	1,453,599
Share of profit (loss) of associates and jointly controlled entities	887,782
Equity in net income (loss)		639,040
Total Investments [Member]
IfrsStatementLineItems [Line Items]
Investment carrying amount	9,616,840	8,970,513
Share of profit (loss) of associates and jointly controlled entities	R$ 2,101,681
Equity in net income (loss)		R$ 1,355,926